PROPOSED MERGER AND RELATED FINANCINGS - 10-K	9 Months Ended
Sep. 30, 2023
Private GRI
Reverse Recapitalization [Line Items]
PROPOSED MERGER AND RELATED FINANCINGS	PROPOSED MERGER AND RELATED FINANCINGS
Merger Agreement and Transaction
On December 13, 2022, the Company entered into an Agreement and Plan of Merger (the Merger Agreement) with Vallon Pharmaceuticals, Inc. (Vallon) and Vallon Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Vallon (Merger Sub). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, Merger Sub will be merged with and into the Company (the Merger), with the Company surviving the Merger as a wholly owned subsidiary of Vallon. The Merger is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. The Merger was not consummated as of December 31, 2022.
At the effective time of the Merger (the Effective Time) and pursuant to the terms of the Merger Agreement, each share of the Company’s common stock outstanding immediately prior to the Effective Time, excluding any dissenting shares but including any shares of Company’s common stock issued pursuant to the Equity Financing will be automatically converted solely into the right to receive a number of shares of Vallon’s common stock (Vallon Common Stock) equal to the exchange ratio described below. Each option to purchase shares of Company’s common stock (each, a Company Option) that is outstanding and unexercised immediately prior to the Effective Time under the 2015 Plan, whether or not vested, will be converted into and become an option to purchase shares of Vallon Common Stock, and Vallon will assume the 2015 Plan and each such Company Option in accordance with the terms of the 2015 Plan (Assumed Options). The number of shares of Vallon Common Stock subject to each Assumed Option will be determined by multiplying (i) the number of shares of Company’s common stock that were subject to such Company Option, as in effect immediately prior to the Effective Time, by (ii) the exchange ratio, and rounding the resulting number down to the nearest whole number of shares of Vallon Common Stock. The per share exercise price for Vallon Common Stock issuable upon exercise of each Assumed Option will be determined by dividing (A) the per share exercise price of such Assumed Option, as in effect immediately prior to the Effective Time, by (B) the exchange ratio and rounding the resulting per share exercise price up to the nearest whole cent. Any restriction on the exercise of any Assumed Option will continue in full force and effect and the term, exercisability, vesting schedule, and any other provisions of such Assumed Option will otherwise remain unchanged. Each warrant to purchase shares of Company’s common stock (the Company Warrants) outstanding immediately prior to the Effective Time will be assumed by Vallon and converted into warrants to purchase Vallon Common Stock (Assumed Warrants) and thereafter (i) each Assumed Warrant may be exercised solely for shares of Vallon Common Stock; (ii) the number of shares of Vallon Common Stock subject to each Assumed Warrant will be determined by multiplying (A) the number of shares of Company’s common stock that were subject to such Company Warrant, as in effect immediately prior to the Effective Time, by (B) the exchange ratio, and rounding the resulting number down to the nearest whole number of shares of Vallon Common Stock; (iii) the per share exercise price for Vallon Common Stock issuable upon exercise of each Assumed Warrant will be determined by dividing (A) the exercise price per share of the Company’s common stock subject to such Company Warrant, as in effect immediately prior to the Effective Time, by (B) the exchange ratio, and rounding the resulting exercise price up to the nearest whole cent. All rights with respect to Company restricted stock awards will be assumed by Vallon and converted into Vallon restricted stock awards with the number of shares subject to each warrant multiplied by the exchange ratio and rounding the resulting number down to the nearest whole number of shares of Vallon Common Stock. The term, exercisability, vesting schedule and other provisions of the Company restricted stock awards shall otherwise remain unchanged.
Securities Purchase Agreement (Bridge Financing)
In connection with signing the Merger Agreement, the Company entered into a Securities Purchase Agreement, dated as of December 13, 2022 (Bridge SPA) with Altium Growth Fund, LP (Investor), pursuant to which, among other things, the Investor agreed to purchase, and the Company agreed to issue, senior secured notes (Bridge Notes) in the aggregate principal amount of up to approximately $3,333, in exchange for an aggregate purchase price of up to approximately $2,500. Pursuant to the terms of the Bridge SPA, the Investor agreed to purchase the Bridge Notes in two closings: (i) the first closing for approximately $1,667, in aggregate principal amount (in exchange for an aggregate purchase price of approximately $1,250), which closed on December 14, 2022; and (ii) the second closing for approximately $1,667 in aggregate principal amount (in exchange for an aggregate purchase price of approximately $1,250), which is scheduled to close on the first business day following the date of effectiveness of the Registration Statement. The Bridge Notes are secured by a lien on all of the Company’s assets, as described in the Bridge SPA and its exhibits. In addition, upon the funding of each tranche as described above, the Investor will also receive warrants to purchase an aggregate of 1,252,490 shares of Company’s common stock (Bridge Warrants). The Bridge Warrants have an exercise price of $1.33 per share, are exercisable at any time on or after the applicable issuance date and have a term of 60 months from the date all shares underlying the Bridge Warrants are freely tradable. The Bridge Warrants also contain certain rights with regard to asset distributions and fundamental transactions. The exercise price of the Bridge Warrants will be subject to adjustment for splits and similar recapitalization events. As a result of the Merger, at the Effective Time, each Bridge Warrant will automatically be exchanged for warrants (Exchange Warrants) to purchase that number of shares of Vallon Common Stock equal to 11,272,408 multiplied by the exchange ratio. The Exchange Warrants will be on substantively similar terms to the Bridge Warrants, and have an initial exercise price equal to 24% of the Closing Per Share Price (as defined in the Equity SPA, defined below). The exercise price of the Exchange Warrants will be subject to adjustment for splits and similar recapitalization events.
The $1,250 of proceeds from the first closing were allocated to the bridge promissory note and warrants based on their relative fair values as of the commitment date, resulting in an allocation of $679 and $571, respectively. The Company also incurred debt issuance costs of $205 as part of its issuance of debt under the Bridge SPA. The bridge promissory note is being accounted for as share-settled debt under the accounting guidance in ASC 835-30 and, accordingly, the initial net carrying amount of $474 is being accreted to the $1,667 redemption amount on the expected redemption date in March 2023 using the effective interest method. Unamortized debt discounts and debt issuance costs totaled $1,065 as of December 31, 2022. Interest expense stemming from amortization of the debt discounts and debt issuance costs was $127 for the year ended December 31, 2022.
Securities Purchase Agreement (Equity Financing)
In connection with signing the Merger Agreement, Vallon, the Company and the Investor entered into a Securities Purchase Agreement, dated as of December 13, 2022 (Equity SPA), pursuant to which, among other things, the Investor agreed to invest approximately $12,250 in cash and cancel any outstanding principal and interest on the Bridge Notes immediately prior to the Closing (the aggregate amount of such cash investment and the cancellation of the outstanding principal and interest on the Bridge Notes) to fund the combined company following the Merger. In return, the Company will issue shares (Initial Shares) of Company’s common stock to the Investor equal to approximately 10.19% of the estimated Parent Fully Diluted Number (as defined in the Equity SPA). The Equity Financing will close on the same date as the Closing. In addition, Company will deposit a number of shares of Company’s common stock equal to 400% of the number of Initial Shares (Additional Shares) into escrow with an escrow agent, to be exchanged for Vallon Common Stock in the Merger, and to be delivered, in whole or in part, based on the exchange ratio. As a result of the Merger, at the Effective Time, each Initial Share will automatically be converted into the right to receive a number of shares of Vallon Common Stock equal to the number of Initial Shares multiplied by the exchange ratio. Further, at the Effective Time, each Additional Share placed into escrow with the escrow agent will automatically be converted into the right to receive a number of shares of Vallon Common Stock equal to the number of Additional Shares multiplied by the exchange ratio. Additional Shares shall be issued to the Investor upon certain specified reset dates under the Equity SPA in the event that Vallon’s share price is less than 90% of the arithmetic average of the five lowest weighted average prices of the Vallon Common Stock over the applicable periods set forth in the Equity SPA.
In addition, Vallon will issue to the Investor (i) Series A-1 Warrants to purchase that number of shares of Vallon Common Stock equal to 500% of the Initial Shares, (ii) Series A-2 Warrants to purchase that number of shares of Vallon Common Stock equal to 450% of the Initial Shares, and (iii) Series T Warrants to purchase (x) that number of shares of Vallon Common Stock equal to approximately 320.9% of the Initial Shares and (y) upon exercise of the Series T Warrants, an additional amount of Series A-1 Warrants and Series A-2 Warrants, each to purchase that number of shares of Vallon Common Stock equal to approximately 320.9% of the Initial Shares (collectively, the Equity Warrants). The Equity Warrants will be issued on the 11th trading day following the Closing and will have an initial exercise price per share equal to 20% of the Closing Per Share Price for the Series T Warrants, 22% of the Closing Per Share Price for the Series A-1 Warrants and Series A-1 Warrants issued upon exercise of the Series T Warrants and 24% of the Closing Per Share Price for the Series A-2 Warrants and Series A-2 Warrants issued upon exercise of the Series T Warrants. The Equity Warrants are exercisable at any time on or after the applicable issuance date. The Series A-1 Warrants have a term of 60 months from the date all shares underlying the Series A-1 Warrants are freely tradable and the Series A-2 Warrants and Series T Warrants have a term of 24 months from the date all shares underlying the Series A-2 Warrants and Series T Warrants, respectively, are freely tradable. Vallon may force the exercise of the Series T Warrants subject to the satisfaction of certain equity conditions. The Equity Warrants have a cashless exercise provision providing that if on any trading day following the earlier of (i) 240 days following the Closing or (ii) the deadline under the Registration Rights Agreement for having a registration statement registering the underlying Series A-2 warrant shares for resale declared effective (such earlier date, the Trigger Date), a registration statement covering the resale of the warrant shares that are the subject of an exercise notice is unavailable, such Equity Warrant may be exercised on a cashless basis and receive shares of common stock pursuant to the formula therein. The Series A-2 Warrants also have an alternate cashless exercise provision providing that if on any trading day following the Trigger Date, the weighted average price of the post-merger combined company’s common stock is less than 90% of the exercise price of the Series A-2 Warrants, then the holder of the Series A-2 Warrant may exercise the Series A-2 Warrants on a cashless basis and receive one share of common stock for each underlying Series A-2 Warrant share. The exercise price of the Series A-1 Warrants is subject to adjustment for certain dilutive issuances, and the exercise prices and number of shares issuable upon exercise of the Equity Warrants are subject to adjustment for reverse stock splits and similar recapitalization events. The Equity Warrants also contain certain rights with regard to asset distributions and fundamental transactions
The Company capitalized stock issuance costs of $259 as part of its proposed offering of securities under the Equity SPA. The deferred costs will be charged to stockholders’ deficit upon the Closing.